Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [line items]
Opening balance	€ 1,587
Share of results	92	€ 141	€ 66
Closing balance	1,500	1,587
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Opening balance	1,587	1,475
Additions	48	91
Revaluations	(8)	(24)
Share of results	92	141
Dividends received	(48)	(34)
Disposals	(10)	(23)
Impairments	(192)	(3)
Exchange rate differences	27	(31)
Other	4	(5)
Closing balance	€ 1,500	€ 1,587	€ 1,475